Schedule of investments
Delaware Tax-Free Colorado Fund	May 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 99.87%
Corporate Revenue Bonds — 2.38%
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	4,250,000	$ 5,568,477
		5,568,477
Education Revenue Bonds — 12.16%
Board of Governors of the Colorado State University System Enterprise Revenue
Series A 5.00% 3/1/43	2,480,000	3,050,549
Board of Trustees For Colorado Mesa University Enterprise Revenue
Series B 5.00% 5/15/44	1,000,000	1,119,530
Series B 5.00% 5/15/49	750,000	835,110
Colorado Educational & Cultural Facilities Authority Revenue
(Alexander Dawson School-Nevada Project) 5.00% 5/15/29	1,230,000	1,329,605
(Aspen Ridge School Project)
Series A 144A 5.00% 7/1/36 #	500,000	508,680
Series A 144A 5.25% 7/1/46 #	1,350,000	1,368,684
(Aspen View Academy Project)
4.00% 5/1/51	500,000	436,815
4.00% 5/1/61	750,000	631,252

(Charter School Project) 5.00% 7/15/37	1,150,000	1,152,702
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	1,000,000	1,039,580
(Global Village Academy) 144A 5.00% 12/1/50 #	1,000,000	925,750
(Liberty Common Charter School Project) Series A 5.00% 1/15/39	1,000,000	1,021,500
(Littleton Preparatory Charter School Project)
5.00% 12/1/33	450,000	451,751
5.00% 12/1/42	540,000	541,075
(Loveland Classical Schools Project)
144A 5.00% 7/1/36 #	625,000	630,938
144A 5.00% 7/1/46 #	500,000	499,975

(Pinnacle Charter School Project) 5.00% 6/1/26	700,000	717,493
(Science Technology Engineering and Math School Project)
5.00% 11/1/44	890,000	901,517
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Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Colorado Educational & Cultural Facilities Authority Revenue
(Science Technology Engineering and Math School Project)
5.00% 11/1/54	1,500,000	$ 1,513,605
(Skyview Charter School)
144A 5.375% 7/1/44 #	860,000	872,530
144A 5.50% 7/1/49 #	870,000	883,946
(University of Denver Project)
Series A 4.00% 3/1/35	400,000	415,644
Series A 4.00% 3/1/36	550,000	569,844

(University of Lab Charter School) 5.00% 12/15/45	500,000	515,415
(Vail Mountain School Project)
4.00% 5/1/46	80,000	74,388
5.00% 5/1/31	1,000,000	1,042,120
State of Colorado Building ExcellentCertificates of Participation
Series R 4.00% 3/15/45	1,000,000	1,019,760
University of Colorado
(University Enterprise Refunding Revenue) Series C-4 4.00% 6/1/51	4,250,000	4,335,722
		28,405,480
Electric Revenue Bonds — 6.70%
Colorado Springs Utilities System Revenue
Series B 4.00% 11/15/46	1,250,000	1,296,775
Series B 4.00% 11/15/51	1,000,000	1,032,290
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery) Series A 5.00% 10/1/35	1,640,000	1,775,481
Loveland Colorado Electric & Communications Enterprise Revenue
Series A 5.00% 12/1/44	2,185,000	2,437,542
Platte River Power Authority Revenue
Series JJ 5.00% 6/1/27	3,300,000	3,661,416
Puerto Rico Electric Power Authority Revenue
Series A 5.05% 7/1/42 ‡	170,000	158,100
Series AAA 5.25% 7/1/25 ‡	95,000	88,825
Series CCC 5.25% 7/1/27 ‡	705,000	659,175
Series WW 5.00% 7/1/28 ‡	660,000	613,800
Series WW 5.25% 7/1/33 ‡	210,000	196,350
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds (continued)
Puerto Rico Electric Power Authority Revenue
Series WW 5.50% 7/1/17 ‡	460,000	$ 430,675
Series WW 5.50% 7/1/19 ‡	360,000	337,050
Series XX 4.75% 7/1/26 ‡	105,000	97,256
Series XX 5.25% 7/1/40 ‡	1,840,000	1,720,400
Series XX 5.75% 7/1/36 ‡	365,000	344,013
Series ZZ 4.75% 7/1/27 ‡	85,000	78,731
Series ZZ 5.00% 7/1/19 ‡	620,000	575,050
Series ZZ 5.25% 7/1/24 ‡	140,000	130,900
		15,633,829
Healthcare Revenue Bonds — 22.39%
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	1,500,000	1,319,535
(AdventHealth Obligated Group)
Series A 3.00% 11/15/51	4,325,000	3,647,359
Series A 4.00% 11/15/43	4,000,000	4,061,560
(American Baptist)
7.625% 8/1/33	150,000	153,359
8.00% 8/1/43	1,000,000	1,026,640

(Bethesda Project) Series A-1 5.00% 9/15/48	2,250,000	2,319,548
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	2,320,000	1,815,562
(CommonSpirit Health)
Series A-1 4.00% 8/1/39	2,000,000	1,995,420
Series A-1 4.00% 8/1/44	2,000,000	1,963,260
Series A-2 4.00% 8/1/49	3,000,000	2,932,560
Series A-2 5.00% 8/1/38	1,500,000	1,577,010
Series A-2 5.00% 8/1/39	5,000	5,252

(Covenant Living Communities and Services) Series A 4.00% 12/1/40	1,250,000	1,207,050
(Covenant Retirement Communities) 5.00% 12/1/35	1,000,000	1,027,980
(Craig Hospital Project)
5.00% 12/1/32	3,500,000	3,560,200
Series A 5.00% 12/1/47	1,830,000	2,002,990

(Frasier Project) Series A 4.00% 5/15/48	1,000,000	838,470
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	2,000,000	2,054,700
NQ-339 [5/22] 7/22 (2272143)    3

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue

(National Jewish Health Project) 5.00% 1/1/27	300,000	$ 300,498
(Sanford Health) Series A 5.00% 11/1/44	4,500,000	4,801,860
(SCL Health System)
Series A 4.00% 1/1/37	2,725,000	2,773,505
Series A 4.00% 1/1/38	3,895,000	3,957,865
Series A 5.00% 1/1/44	3,050,000	3,151,168

(Sunny Vista Living Center) Series A 144A 6.25% 12/1/50 #	935,000	788,140
(Vail Valley Medical Center Project) 5.00% 1/15/35	1,000,000	1,046,930
(Valley View Hospital Association Project) Series A 4.00% 5/15/35	685,000	699,789
Denver Health & Hospital Authority Health Care Revenue
Series A 4.00% 12/1/39	1,000,000	1,002,040
Series A 4.00% 12/1/40	250,000	250,310
		52,280,560
Lease Revenue Bonds — 1.78%
Colorado Department of Transportation
Certificates of Participation
5.00% 6/15/34	660,000	720,845
5.00% 6/15/36	1,055,000	1,148,874
Denver Health & Hospital Authority
4.00% 12/1/38	750,000	751,148
Regional Transportation District Certificates of Participation
Series A 5.00% 6/1/33	1,500,000	1,537,785
		4,158,652
Local General Obligation Bonds — 8.84%
Adams & Weld Counties School District No. 27J Brighton
4.00% 12/1/30	300,000	317,691
4.00% 12/1/31	1,000,000	1,057,440
Arapahoe County School District No. 6 Littleton
(Littleton Public Schools)
Series A 5.50% 12/1/33	1,000,000	1,174,540
Series A 5.50% 12/1/38	350,000	408,656
Beacon Point Metropolitan District
5.00% 12/1/30 (AGM)	1,130,000	1,216,603
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Boulder Valley School District No. Re-2 Boulder
Series A 4.00% 12/1/48	1,370,000	$ 1,407,401
Commerce City Northern Infrastructure General Improvement District
5.00% 12/1/32 (AGM)	2,125,000	2,161,550
El Paso County School District No. 2 Harrison
5.00% 12/1/38	1,000,000	1,128,410
Grand River Hospital District
5.25% 12/1/35 (AGM)	1,000,000	1,108,880
Jefferson County School District No. R-1
5.25% 12/15/24	1,250,000	1,350,963
Verve Metropolitan District No. 1
5.00% 12/1/51	2,000,000	1,902,480
Weld County Reorganized School District No. Re-8
5.00% 12/1/31	990,000	1,100,019
5.00% 12/1/32	660,000	728,013
Weld County School District No. Re-1
5.00% 12/15/31 (AGM)	1,000,000	1,106,920
Weld County School District No. Re-2 Eaton
Series 2 5.00% 12/1/44	2,000,000	2,255,760
Weld County School District No. Re-3J
5.00% 12/15/34 (BAM)	2,000,000	2,207,520
		20,632,846
Pre-Refunded Bonds — 11.91%
Central Colorado Water Conservancy District
(Limited Tax) 5.00% 12/1/33-23 §	1,000,000	1,047,620
Colorado Educational & Cultural Facilities Authority Revenue
(Atlas Preparatory Charter School) 144A 5.25% 4/1/45 #, §	1,300,000	1,406,990
(Johnson & Wales University) Series A 5.25% 4/1/37-23 §	1,790,000	1,843,987
Colorado Health Facilities Authority Revenue
(Catholic Health Initiatives) Series A 5.25% 1/1/45-23 §	2,000,000	2,041,860
(Covenant Retirement Communities) Series A 5.00% 12/1/33-22 §	4,000,000	4,070,840
(Frasier Meadows Retirement Community Project) Series B 5.00% 5/15/48 §	660,000	680,374
NQ-339 [5/22] 7/22 (2272143)    5

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded Bonds (continued)
Colorado Health Facilities Authority Revenue
(NCMC Project) 4.00% 5/15/32-26 §	2,000,000	$ 2,135,360
(The Evangelical Lutheran Good Samaritan Society Project) 5.625% 6/1/43-23 §	1,150,000	1,195,046
Commerce City
5.00% 8/1/44-24 (AGM) §	1,500,000	1,594,905
Denver City & County Airport System Revenue
Series B 5.00% 11/15/37-22 §	8,000,000	8,132,560
Eaton Area Park & Recreation District
5.25% 12/1/34-22 §	360,000	366,908
5.50% 12/1/38-22 §	455,000	464,296
Tallyn's Reach Metropolitan District No. 3
5.125% 11/1/38-23 §	740,000	773,233
University of Colorado
Series A 5.00% 6/1/33-23 §	2,000,000	2,068,060
		27,822,039
Special Tax Revenue Bonds — 17.89%
Broomfield Colorado Sales & Use Tax Revenue
5.00% 12/1/33	1,000,000	1,119,540
Central Platte Valley Metropolitan District
5.00% 12/1/43	725,000	729,589
Denver Convention Center Hotel Authority Revenue
5.00% 12/1/40	2,660,000	2,760,654
Fountain Urban Renewal Authority Tax Increment Revenue
(Academy Highlands Project) Series A 5.50% 11/1/44	1,375,000	1,348,889
GDB Debt Recovery Authority
(Taxable) 7.50% 8/20/40	9,713,744	8,669,517
Lincoln Park Metropolitan District
5.00% 12/1/46 (AGM)	1,000,000	1,095,420
Matching Fund Special Purpose Securitization Corporation, US Virgin Islands
Series A 5.00% 10/1/32	450,000	466,853
Plaza Metropolitan District No. 1
144A 5.00% 12/1/40 #	1,265,000	1,266,467
Prairie Center Metropolitan District No. 3
Series A 144A 5.00% 12/15/41 #	1,000,000	1,002,230
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(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured)
Series A-1 4.779% 7/1/46 ^	13,305,000	$ 4,048,312
Series A-1 5.216% 7/1/51 ^	6,344,000	1,401,707
(Restructured)
Series A-1 4.75% 7/1/53	4,005,000	4,029,430
Series A-1 5.00% 7/1/58	3,722,000	3,793,500
Series A-2 4.536% 7/1/53	3,000,000	2,952,210
Regional Transportation District Sales Tax Revenue
(FasTracks Project)
Series A 5.00% 11/1/30	670,000	743,298
Series A 5.00% 11/1/31	1,495,000	1,655,907
Series A 5.00% 11/1/36	2,750,000	3,024,175
Southlands Metropolitan District No. 1
Series A-1 5.00% 12/1/37	300,000	304,914
Thornton Development Authority
(East 144th Avenue I-25 Project)
Series B 5.00% 12/1/35	485,000	511,108
Series B 5.00% 12/1/36	810,000	853,205
		41,776,925
State General Obligation Bonds — 2.95%
Commonwealth of Puerto Rico
2.956% 11/1/43 •	6,701,495	3,476,401
Series A-1 4.00% 7/1/33	383,348	375,930
Series A-1 4.00% 7/1/35	344,580	333,302
Series A-1 4.00% 7/1/37	295,740	286,054
Series A-1 4.00% 7/1/41	402,094	381,957
Series A-1 4.00% 7/1/46	418,172	391,229
Series A-1 4.36% 7/1/33 ^	493,333	292,793
Series A-1 5.625% 7/1/29	416,214	460,545
Series A-1 5.75% 7/1/31	404,264	458,003
Series A-1 5.25% 7/1/23	428,145	433,878
		6,890,092
Transportation Revenue Bonds — 7.38%
Colorado High Performance Transportation Enterprise Revenue
(C-470 Express Lanes) 5.00% 12/31/56	2,000,000	2,042,100
(Senior U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	2,140,000	2,165,744
NQ-339 [5/22] 7/22 (2272143)    7

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Denver City & County Airport System Revenue
Series A 4.00% 12/1/43 (AMT)	1,610,000	$ 1,611,723
Series A 4.00% 12/1/48 (AMT)	400,000	396,396
Series A 5.00% 11/15/30 (AMT)	1,500,000	1,629,780
Series A 5.00% 12/1/48 (AMT)	2,000,000	2,130,420
E-470 Public Highway Authority
Series A 5.00% 9/1/34	900,000	1,030,860
Series A 5.00% 9/1/35	400,000	457,548
Series A 5.00% 9/1/36	1,300,000	1,485,250
Regional Transportation District
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/39	1,000,000	961,730
Series A 4.00% 7/15/40	1,500,000	1,443,600
Regional Transportation District, Colorado
(Denver Transit Partners Eagle P3 Project)
Series A 4.00% 7/15/34	750,000	743,295
Series A 5.00% 7/15/31	1,050,000	1,142,746
		17,241,192
Water & Sewer Revenue Bonds — 5.49%
Arapahoe County Water & Wastewater Authority
4.00% 12/1/37	1,000,000	1,070,310
4.00% 12/1/38	1,845,000	1,972,785
Central Weld County Water District
4.00% 12/1/39 (AGM)	1,150,000	1,218,126
Dominion Water & Sanitation District
6.00% 12/1/46	725,000	740,798
Douglas County Centennial Water & Sanitation District
4.00% 12/1/38	500,000	533,185
Guam Government Waterworks Authority Water & Wastewater System Revenue
5.00% 7/1/37	1,250,000	1,355,437
Johnstown Wastewater Revenue
4.00% 12/1/51 (AGM)	3,875,000	3,969,279
Metro Wastewater Reclamation District
Series A 5.00% 4/1/33	1,000,000	1,160,890
Morgan County Quality Water District
4.00% 12/1/50 (AGM)	790,000	796,723
		12,817,533
Total Municipal Bonds (cost $239,182,673)		233,227,625

8    NQ-339 [5/22] 7/22 (2272143)

(Unaudited)
	Principal amount°	Value (US $)

Short-Term Investments — 0.30%
Variable Rate Demand Notes — 0.30%¤
Colorado Health Facilities Authority Revenue
(Children's Hospital) Series A 0.62% 12/1/52 (LOC - TD Bank, N.A.)	100,000	$ 100,000
Denver City & County
Series A2 0.62% 12/1/29 (SPA - JPMorgan Chase Bank, N.A.)	600,000	600,000
Total Short-Term Investments (cost $700,000)		700,000
Total Value of Securities—100.17% (cost $239,882,673)		233,927,625

Liabilities Net of Receivables and Other Assets—(0.17)%		(407,402)
Net Assets Applicable to 21,997,164 Shares Outstanding—100.00%		$233,520,223
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2022, the aggregate value of Rule 144A securities was $11,969,892, which represents 5.13% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2022.
NQ-339 [5/22] 7/22 (2272143)    9

Schedule of investments
Delaware Tax-Free Colorado Fund   (Unaudited)
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
LOC – Letter of Credit
N.A. – National Association
SPA – Stand-by Purchase Agreement
USD – US Dollar
10    NQ-339 [5/22] 7/22 (2272143)